Supplemental Cash Flow information - Additional Information (Detail) - USD ($) $ in Thousands				1 Months Ended	11 Months Ended	12 Months Ended
	Nov. 20, 2018	Nov. 19, 2018	Sep. 26, 2018	Dec. 31, 2018	Nov. 19, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest paid net of capitalized				$ 0
Income taxes paid				200
Equity conversion	$ 1,152,443
Increase (decrease) in capital expenditure				4,300
Second Lien PIK Notes
Payment of cash for reorganization				$ 36,600
Predecessor
Interest paid net of capitalized					$ 97,200	$ 120,800	$ 169,800
Income taxes paid					3,900	4,900	12,300
Commitment fee		$ 23,600
Unpaid debt and equity financing costs					14,600
Increase (decrease) in capital expenditure					1,100	$ (18,500)	$ (9,000)
Predecessor | Holders of Term Loan B, 2017 Notes and 2020 Notes
Equity conversion					1,200
Predecessor | Second Lien PIK Notes
Payment of cash for reorganization					$ 56,000
Commitment fee			$ 23,600
Common Shares | Predecessor | Holders of Term Loan B, 2017 Notes and 2020 Notes
Equity conversion (in shares)					24,416,442
Issuance of common shares					2,566,056